Equity-settled share-based payments - Options Schemes (Details)	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2007	Dec. 31, 2004
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement		2,485,000	3,299,000	3,397,000
Stock Options, 2004 Stock Incentive Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of options (in years)						10 years
Extended term on options (in years)	10 years
Average exercise price per share, outstanding Jan 1 (usd per share) | $		$ 6.66	$ 6.67	$ 6.71
Average exercise price per share, forfeited (usd per share) | $		0.00	0.00	5.83
Average exercise price per share, exercised (usd per share) | $		5.83	6.96	7.11
Average exercise price per share, outstanding Dec 31 (usd per share) | $		$ 6.66	$ 6.66	$ 6.67
Number of share options outstanding, Jan 1		1,641,000	1,696,000	1,916,000
Number of share options forfeited		0	0	(9,000)
Number of share options exercised		(7,000)	(55,000)	(211,000)
Number of share options outstanding, Dec 31		1,634,000	1,641,000	1,696,000
Stock Options, 2004 Stock Incentive Option Plan | May 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price per share, outstanding Dec 31 (usd per share) | $		$ 5.83
Number of share options outstanding, Jan 1		495,000	495,000
Number of share options outstanding, Dec 31		496,000	495,000	495,000
Stock Options, 2004 Stock Incentive Option Plan | May 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price per share, outstanding Dec 31 (usd per share) | $		$ 5.83
Number of share options outstanding, Jan 1		452,000	461,000
Number of share options outstanding, Dec 31		452,000	452,000	461,000
Stock Options, 2004 Stock Incentive Option Plan | January 1, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price per share, outstanding Dec 31 (usd per share) | $		$ 5.83
Number of share options outstanding, Jan 1		150,000	174,000
Number of share options outstanding, Dec 31		142,000	150,000	174,000
Stock Options, 2004 Stock Incentive Option Plan | February 16, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price per share, outstanding Dec 31 (usd per share) | $		$ 7.11
Number of share options outstanding, Jan 1		103,000	103,000
Number of share options outstanding, Dec 31		103,000	103,000	103,000
Stock Options, 2004 Stock Incentive Option Plan | October 1, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price per share, outstanding Dec 31 (usd per share) | $		$ 8.62
Number of share options outstanding, Jan 1		441,000	463,000
Number of share options outstanding, Dec 31		441,000	441,000	463,000
Share Options, Adecoagro/ IFH 2007/ 2008 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of options (in years)					10 years
Average exercise price per share, outstanding Jan 1 (usd per share) | $		$ 13.07	$ 13.07	$ 13.07
Average exercise price per share, forfeited (usd per share) | $		13.40	12.98	13.01
Average exercise price per share, expired (usd per share) | $		12.82	0.00	0.00
Average exercise price per share, outstanding Dec 31 (usd per share) | $		$ 13.31	$ 13.07	$ 13.07
Number of share options outstanding, Jan 1		1,658,000	1,701,000	1,729,000
Number of share options forfeited		4,000	43,000	28,000
Number of share options expired		(803,000)	0	0
Number of share options outstanding, Dec 31		851,000	1,658,000	1,701,000
Share Options, Adecoagro/ IFH 2007/ 2008 Equity Incentive Plan | From Nov 13, 2017 to Aug 25, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price per share, outstanding Dec 31 (usd per share) | $		$ 12.82
Number of share options outstanding, Jan 1		908,000	937,000
Number of share options outstanding, Dec 31		105,000	908,000	937,000
Share Options, Adecoagro/ IFH 2007/ 2008 Equity Incentive Plan | January 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price per share, outstanding Dec 31 (usd per share) | $		$ 13.40
Number of share options outstanding, Jan 1		595,000	608,000
Number of share options outstanding, Dec 31		595,000	595,000	608,000
Share Options, Adecoagro/ IFH 2007/ 2008 Equity Incentive Plan | June 1, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price per share, outstanding Dec 31 (usd per share) | $		$ 12.82
Number of share options outstanding, Jan 1		3,000	3,000
Number of share options outstanding, Dec 31		3,000	3,000	3,000
Share Options, Adecoagro/ IFH 2007/ 2008 Equity Incentive Plan | November 1, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price per share, outstanding Dec 31 (usd per share) | $		$ 13.40
Number of share options outstanding, Jan 1		11,000	11,000
Number of share options outstanding, Dec 31		11,000	11,000	11,000
Share Options, Adecoagro/ IFH 2007/ 2008 Equity Incentive Plan | From Jan 30, 2020 to Sep 1, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price per share, outstanding Dec 31 (usd per share) | $		$ 13.40
Number of share options outstanding, Jan 1		110,000	110,000
Number of share options outstanding, Dec 31		106,000	110,000	110,000
Share Options, Adecoagro/ IFH 2007/ 2008 Equity Incentive Plan | From Jan 30, 2020 to Sep 1, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price per share, outstanding Dec 31 (usd per share) | $		$ 12.82
Number of share options outstanding, Jan 1		31,000	31,000
Number of share options outstanding, Dec 31		31,000	31,000	31,000